Related party transactions (Tables)	6 Months Ended
Feb. 28, 2026
Related Party Transactions
Schedule of related party transactions

	Three months ended February 28,		Six months ended February 28,
Directors and key management personnel	2026	2025	2026	2025
Remuneration	$1,534	$960	$1,985	$1,326
Share-based compensation expense	763	1,062	932	1,155
Incremental withholding tax on share-based compensation paid	1,107	-	1,107	-
Total directors and key management personnel	$3,404	$2,022	$4,024	$2,481